Shareholder Report	6 Months Ended	12 Months Ended
	Jul. 01, 2024	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Natixis Funds Trust II
Entity Central Index Key		0000052136
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000094853
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Strategic Alpha Fund
Class Name		Class A
Trading Symbol		LABAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$103	0.99%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Assets within the Securitized sector had the greatest positive impact for the year. Names within Non-Agency CMBS (commercial mortgage-backed securities), CLOs (collateralized loan obligations) and ABS (asset-backed securities) were particularly additive.

•Investment grade corporate bonds were positive for the year, with names in the banking, capital goods and energy sectors having the largest positive impact on performance.

•Exposure to high yield corporate bonds also yielded positive contribution for the year, as holdings within consumer non-cyclical, technology, and consumer cyclical outperformed.

Top Detractors from Performance

•While the high yield sector was positive for the year, our short high yield CDX (credit default swap) position detracted during the period.

Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
12/2014	$9,577	$10,000	$10,000
01/2015	$9,673	$10,210	$10,000
02/2015	$9,760	$10,114	$10,000
03/2015	$9,734	$10,161	$10,000
04/2015	$9,773	$10,124	$10,001
05/2015	$9,782	$10,100	$10,001
06/2015	$9,705	$9,990	$10,001
07/2015	$9,666	$10,059	$10,000
08/2015	$9,597	$10,045	$10,002
09/2015	$9,516	$10,113	$10,002
10/2015	$9,565	$10,114	$10,001
11/2015	$9,506	$10,088	$10,002
12/2015	$9,416	$10,055	$10,005
01/2016	$9,326	$10,193	$10,006
02/2016	$9,227	$10,266	$10,008
03/2016	$9,419	$10,360	$10,013
04/2016	$9,589	$10,400	$10,015
05/2016	$9,660	$10,402	$10,016
06/2016	$9,647	$10,589	$10,020
07/2016	$9,758	$10,656	$10,023
08/2016	$9,859	$10,644	$10,025
09/2016	$9,906	$10,638	$10,030
10/2016	$9,936	$10,556	$10,032
11/2016	$9,966	$10,307	$10,034
12/2016	$10,035	$10,321	$10,038
01/2017	$10,055	$10,341	$10,042
02/2017	$10,116	$10,411	$10,047
03/2017	$10,136	$10,405	$10,048
04/2017	$10,156	$10,486	$10,055
05/2017	$10,177	$10,567	$10,060
06/2017	$10,152	$10,556	$10,069
07/2017	$10,204	$10,601	$10,077
08/2017	$10,194	$10,696	$10,087
09/2017	$10,294	$10,645	$10,095
10/2017	$10,325	$10,652	$10,104
11/2017	$10,346	$10,638	$10,113
12/2017	$10,347	$10,687	$10,124
01/2018	$10,441	$10,564	$10,136
02/2018	$10,420	$10,464	$10,146
03/2018	$10,454	$10,531	$10,160
04/2018	$10,496	$10,452	$10,173
05/2018	$10,485	$10,527	$10,189
06/2018	$10,451	$10,514	$10,206
07/2018	$10,525	$10,516	$10,222
08/2018	$10,472	$10,584	$10,240
09/2018	$10,520	$10,516	$10,256
10/2018	$10,520	$10,433	$10,274
11/2018	$10,477	$10,495	$10,295
12/2018	$10,387	$10,688	$10,314
01/2019	$10,527	$10,801	$10,334
02/2019	$10,549	$10,795	$10,352
03/2019	$10,566	$11,003	$10,376
04/2019	$10,609	$11,005	$10,395
05/2019	$10,609	$11,201	$10,419
06/2019	$10,703	$11,341	$10,442
07/2019	$10,692	$11,366	$10,461
08/2019	$10,659	$11,661	$10,482
09/2019	$10,678	$11,599	$10,501
10/2019	$10,656	$11,634	$10,521
11/2019	$10,667	$11,628	$10,534
12/2019	$10,759	$11,620	$10,549
01/2020	$10,826	$11,843	$10,563
02/2020	$10,837	$12,056	$10,579
03/2020	$10,164	$11,985	$10,610
04/2020	$10,420	$12,198	$10,610
05/2020	$10,722	$12,255	$10,611
06/2020	$10,975	$12,332	$10,612
07/2020	$11,244	$12,517	$10,614
08/2020	$11,334	$12,416	$10,615
09/2020	$11,302	$12,409	$10,616
10/2020	$11,313	$12,353	$10,617
11/2020	$11,663	$12,475	$10,618
12/2020	$11,832	$12,492	$10,619
01/2021	$11,832	$12,402	$10,620
02/2021	$11,843	$12,223	$10,621
03/2021	$11,809	$12,071	$10,622
04/2021	$11,900	$12,166	$10,622
05/2021	$11,957	$12,206	$10,622
06/2021	$12,037	$12,291	$10,622
07/2021	$12,037	$12,429	$10,622
08/2021	$12,083	$12,405	$10,623
09/2021	$12,037	$12,298	$10,623
10/2021	$11,980	$12,294	$10,623
11/2021	$11,842	$12,331	$10,624
12/2021	$11,959	$12,299	$10,625
01/2022	$11,774	$12,034	$10,624
02/2022	$11,588	$11,900	$10,625
03/2022	$11,439	$11,569	$10,629
04/2022	$11,253	$11,130	$10,630
05/2022	$11,241	$11,202	$10,637
06/2022	$10,825	$11,026	$10,640
07/2022	$11,048	$11,296	$10,645
08/2022	$11,025	$10,977	$10,662
09/2022	$10,738	$10,502	$10,689
10/2022	$10,785	$10,366	$10,706
11/2022	$10,951	$10,748	$10,740
12/2022	$10,967	$10,699	$10,779
01/2023	$11,279	$11,028	$10,813
02/2023	$11,171	$10,743	$10,848
03/2023	$11,153	$11,016	$10,895
04/2023	$11,202	$11,083	$10,929
05/2023	$11,081	$10,962	$10,972
06/2023	$11,135	$10,923	$11,022
07/2023	$11,282	$10,915	$11,066
08/2023	$11,294	$10,846	$11,116
09/2023	$11,271	$10,570	$11,167
10/2023	$11,172	$10,403	$11,217
11/2023	$11,482	$10,874	$11,267
12/2023	$11,812	$11,291	$11,320
01/2024	$11,887	$11,260	$11,368
02/2024	$11,862	$11,101	$11,415
03/2024	$11,946	$11,203	$11,466
04/2024	$11,869	$10,920	$11,515
05/2024	$11,997	$11,105	$11,570
06/2024	$12,089	$11,210	$11,618
07/2024	$12,310	$11,472	$11,670
08/2024	$12,491	$11,637	$11,725
09/2024	$12,696	$11,793	$11,776
10/2024	$12,644	$11,500	$11,821
11/2024	$12,762	$11,622	$11,866
12/2024	$12,768	$11,432	$11,914

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	8.10%	3.48%	2.92%
Class A with 4.25% MSCFootnote Reference1	3.55%	2.59%	2.47%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
ICE BofA U.S. 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 597,436,694
Holdings Count | Holding		639
Advisory Fees Paid, Amount		$ 3,124,308
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$597,436,694
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	639
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$3,124,308

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	40.2%
Short-Term Investments	13.6%
Collateralized Loan Obligations	7.9%
ABS Car Loan	3.7%
ABS Home Equity	4.4%
Cable Satellite	5.4%
ABS Other	5.9%
Non-Agency Commercial Mortgage-Backed Securities	6.2%
Treasuries	12.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency contracts, and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.98% from 1.00%.

Material Fund Change Expenses [Text Block]		Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.98% from 1.00%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000094854
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Strategic Alpha Fund
Class Name		Class C
Trading Symbol		LABCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$180	1.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 180
Expense Ratio, Percent		1.74%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Assets within the Securitized sector had the greatest positive impact for the year. Names within Non-Agency CMBS (commercial mortgage-backed securities), CLOs (collateralized loan obligations) and ABS (asset-backed securities) were particularly additive.

•Investment grade corporate bonds were positive for the year, with names in the banking, capital goods and energy sectors having the largest positive impact on performance.

•Exposure to high yield corporate bonds also yielded positive contribution for the year, as holdings within consumer non-cyclical, technology, and consumer cyclical outperformed.

Top Detractors from Performance

•While the high yield sector was positive for the year, our short high yield CDX (credit default swap) position detracted during the period.

Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
12/2014	$10,000	$10,000	$10,000
01/2015	$10,091	$10,210	$10,000
02/2015	$10,181	$10,114	$10,000
03/2015	$10,145	$10,161	$10,000
04/2015	$10,166	$10,124	$10,001
05/2015	$10,176	$10,100	$10,001
06/2015	$10,086	$9,990	$10,001
07/2015	$10,046	$10,059	$10,000
08/2015	$9,964	$10,045	$10,002
09/2015	$9,869	$10,113	$10,002
10/2015	$9,920	$10,114	$10,001
11/2015	$9,848	$10,088	$10,002
12/2015	$9,756	$10,055	$10,005
01/2016	$9,663	$10,193	$10,006
02/2016	$9,549	$10,266	$10,008
03/2016	$9,742	$10,360	$10,013
04/2016	$9,908	$10,400	$10,015
05/2016	$9,971	$10,402	$10,016
06/2016	$9,959	$10,589	$10,020
07/2016	$10,063	$10,656	$10,023
08/2016	$10,157	$10,644	$10,025
09/2016	$10,199	$10,638	$10,030
10/2016	$10,230	$10,556	$10,032
11/2016	$10,262	$10,307	$10,034
12/2016	$10,312	$10,321	$10,038
01/2017	$10,333	$10,341	$10,042
02/2017	$10,386	$10,411	$10,047
03/2017	$10,397	$10,405	$10,048
04/2017	$10,418	$10,486	$10,055
05/2017	$10,429	$10,567	$10,060
06/2017	$10,404	$10,556	$10,069
07/2017	$10,446	$10,601	$10,077
08/2017	$10,425	$10,696	$10,087
09/2017	$10,529	$10,645	$10,095
10/2017	$10,550	$10,652	$10,104
11/2017	$10,561	$10,638	$10,113
12/2017	$10,562	$10,687	$10,124
01/2018	$10,648	$10,564	$10,136
02/2018	$10,616	$10,464	$10,146
03/2018	$10,641	$10,531	$10,160
04/2018	$10,684	$10,452	$10,173
05/2018	$10,663	$10,527	$10,189
06/2018	$10,627	$10,514	$10,206
07/2018	$10,702	$10,516	$10,222
08/2018	$10,638	$10,584	$10,240
09/2018	$10,676	$10,516	$10,256
10/2018	$10,665	$10,433	$10,274
11/2018	$10,611	$10,495	$10,295
12/2018	$10,518	$10,688	$10,314
01/2019	$10,628	$10,801	$10,334
02/2019	$10,650	$10,795	$10,352
03/2019	$10,646	$11,003	$10,376
04/2019	$10,723	$11,005	$10,395
05/2019	$10,712	$11,201	$10,419
06/2019	$10,808	$11,341	$10,442
07/2019	$10,786	$11,366	$10,461
08/2019	$10,741	$11,661	$10,482
09/2019	$10,751	$11,599	$10,501
10/2019	$10,740	$11,634	$10,521
11/2019	$10,740	$11,628	$10,534
12/2019	$10,820	$11,620	$10,549
01/2020	$10,877	$11,843	$10,563
02/2020	$10,888	$12,056	$10,579
03/2020	$10,191	$11,985	$10,610
04/2020	$10,450	$12,198	$10,610
05/2020	$10,753	$12,255	$10,611
06/2020	$10,999	$12,332	$10,612
07/2020	$11,258	$12,517	$10,614
08/2020	$11,337	$12,416	$10,615
09/2020	$11,300	$12,409	$10,616
10/2020	$11,300	$12,353	$10,617
11/2020	$11,650	$12,475	$10,618
12/2020	$11,807	$12,492	$10,619
01/2021	$11,796	$12,402	$10,620
02/2021	$11,807	$12,223	$10,621
03/2021	$11,772	$12,071	$10,622
04/2021	$11,841	$12,166	$10,622
05/2021	$11,897	$12,206	$10,622
06/2021	$11,959	$12,291	$10,622
07/2021	$11,959	$12,429	$10,622
08/2021	$11,993	$12,405	$10,623
09/2021	$11,947	$12,298	$10,623
10/2021	$11,878	$12,294	$10,623
11/2021	$11,730	$12,331	$10,624
12/2021	$11,843	$12,299	$10,625
01/2022	$11,648	$12,034	$10,624
02/2022	$11,464	$11,900	$10,625
03/2022	$11,306	$11,569	$10,629
04/2022	$11,110	$11,130	$10,630
05/2022	$11,098	$11,202	$10,637
06/2022	$10,677	$11,026	$10,640
07/2022	$10,886	$11,296	$10,645
08/2022	$10,863	$10,977	$10,662
09/2022	$10,581	$10,502	$10,689
10/2022	$10,616	$10,366	$10,706
11/2022	$10,767	$10,748	$10,740
12/2022	$10,788	$10,699	$10,779
01/2023	$11,083	$11,028	$10,813
02/2023	$10,977	$10,743	$10,848
03/2023	$10,959	$11,016	$10,895
04/2023	$11,007	$11,083	$10,929
05/2023	$10,888	$10,962	$10,972
06/2023	$10,941	$10,923	$11,022
07/2023	$11,085	$10,915	$11,066
08/2023	$11,097	$10,846	$11,116
09/2023	$11,075	$10,570	$11,167
10/2023	$10,978	$10,403	$11,217
11/2023	$11,282	$10,874	$11,267
12/2023	$11,606	$11,291	$11,320
01/2024	$11,681	$11,260	$11,368
02/2024	$11,656	$11,101	$11,415
03/2024	$11,739	$11,203	$11,466
04/2024	$11,663	$10,920	$11,515
05/2024	$11,789	$11,105	$11,570
06/2024	$11,879	$11,210	$11,618
07/2024	$12,096	$11,472	$11,670
08/2024	$12,274	$11,637	$11,725
09/2024	$12,476	$11,793	$11,776
10/2024	$12,424	$11,500	$11,821
11/2024	$12,540	$11,622	$11,866
12/2024	$12,546	$11,432	$11,914

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	7.31%	2.70%	2.29%
Class C with 1.00% CDSCFootnote Reference1	6.31%	2.70%	2.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
ICE BofA U.S. 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 597,436,694
Holdings Count | Holding		639
Advisory Fees Paid, Amount		$ 3,124,308
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$597,436,694
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	639
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$3,124,308

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	40.2%
Short-Term Investments	13.6%
Collateralized Loan Obligations	7.9%
ABS Car Loan	3.7%
ABS Home Equity	4.4%
Cable Satellite	5.4%
ABS Other	5.9%
Non-Agency Commercial Mortgage-Backed Securities	6.2%
Treasuries	12.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency contracts, and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 1.73% from 1.75%.

Material Fund Change Expenses [Text Block]		Expenses:The expense limit as a percentage of average daily net assets was reduced to 1.73% from 1.75%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000190722
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Strategic Alpha Fund
Class Name		Class N
Trading Symbol		LASNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$72	0.69%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Assets within the Securitized sector had the greatest positive impact for the year. Names within Non-Agency CMBS (commercial mortgage-backed securities), CLOs (collateralized loan obligations) and ABS (asset-backed securities) were particularly additive.

•Investment grade corporate bonds were positive for the year, with names in the banking, capital goods and energy sectors having the largest positive impact on performance.

•Exposure to high yield corporate bonds also yielded positive contribution for the year, as holdings within consumer non-cyclical, technology, and consumer cyclical outperformed.

Top Detractors from Performance

•While the high yield sector was positive for the year, our short high yield CDX (credit default swap) position detracted during the period.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
05/2017	$10,010	$10,077	$10,005
06/2017	$9,993	$10,067	$10,013
07/2017	$10,044	$10,110	$10,022
08/2017	$10,034	$10,201	$10,031
09/2017	$10,140	$10,152	$10,040
10/2017	$10,171	$10,158	$10,049
11/2017	$10,192	$10,145	$10,057
12/2017	$10,201	$10,192	$10,068
01/2018	$10,294	$10,074	$10,080
02/2018	$10,273	$9,979	$10,090
03/2018	$10,313	$10,043	$10,104
04/2018	$10,355	$9,968	$10,117
05/2018	$10,345	$10,039	$10,133
06/2018	$10,318	$10,027	$10,150
07/2018	$10,402	$10,029	$10,166
08/2018	$10,350	$10,094	$10,184
09/2018	$10,394	$10,029	$10,200
10/2018	$10,394	$9,950	$10,217
11/2018	$10,352	$10,009	$10,238
12/2018	$10,270	$10,193	$10,257
01/2019	$10,409	$10,301	$10,277
02/2019	$10,441	$10,295	$10,296
03/2019	$10,454	$10,493	$10,319
04/2019	$10,497	$10,495	$10,338
05/2019	$10,508	$10,682	$10,362
06/2019	$10,609	$10,816	$10,385
07/2019	$10,598	$10,840	$10,403
08/2019	$10,555	$11,121	$10,425
09/2019	$10,584	$11,061	$10,443
10/2019	$10,573	$11,095	$10,463
11/2019	$10,584	$11,089	$10,476
12/2019	$10,672	$11,081	$10,491
01/2020	$10,750	$11,295	$10,505
02/2020	$10,761	$11,498	$10,521
03/2020	$10,091	$11,430	$10,551
04/2020	$10,347	$11,633	$10,552
05/2020	$10,657	$11,688	$10,552
06/2020	$10,906	$11,761	$10,554
07/2020	$11,174	$11,937	$10,556
08/2020	$11,264	$11,840	$10,557
09/2020	$11,241	$11,834	$10,558
10/2020	$11,252	$11,781	$10,559
11/2020	$11,600	$11,897	$10,560
12/2020	$11,778	$11,913	$10,561
01/2021	$11,767	$11,828	$10,562
02/2021	$11,801	$11,657	$10,563
03/2021	$11,764	$11,511	$10,564
04/2021	$11,855	$11,602	$10,564
05/2021	$11,912	$11,640	$10,564
06/2021	$11,989	$11,722	$10,564
07/2021	$12,000	$11,853	$10,564
08/2021	$12,046	$11,830	$10,565
09/2021	$12,009	$11,728	$10,565
10/2021	$11,952	$11,725	$10,565
11/2021	$11,814	$11,760	$10,566
12/2021	$11,940	$11,729	$10,566
01/2022	$11,755	$11,477	$10,566
02/2022	$11,570	$11,349	$10,567
03/2022	$11,429	$11,033	$10,570
04/2022	$11,242	$10,615	$10,572
05/2022	$11,242	$10,683	$10,579
06/2022	$10,823	$10,516	$10,581
07/2022	$11,047	$10,772	$10,587
08/2022	$11,023	$10,468	$10,604
09/2022	$10,745	$10,016	$10,630
10/2022	$10,792	$9,886	$10,647
11/2022	$10,958	$10,250	$10,681
12/2022	$10,985	$10,203	$10,720
01/2023	$11,298	$10,517	$10,754
02/2023	$11,189	$10,245	$10,789
03/2023	$11,179	$10,506	$10,835
04/2023	$11,228	$10,569	$10,869
05/2023	$11,106	$10,454	$10,912
06/2023	$11,169	$10,417	$10,962
07/2023	$11,317	$10,410	$11,005
08/2023	$11,330	$10,343	$11,055
09/2023	$11,304	$10,080	$11,106
10/2023	$11,204	$9,921	$11,155
11/2023	$11,528	$10,371	$11,205
12/2023	$11,857	$10,768	$11,258
01/2024	$11,934	$10,738	$11,306
02/2024	$11,921	$10,586	$11,352
03/2024	$12,001	$10,684	$11,403
04/2024	$11,924	$10,414	$11,452
05/2024	$12,066	$10,591	$11,507
06/2024	$12,154	$10,691	$11,554
07/2024	$12,377	$10,941	$11,606
08/2024	$12,573	$11,098	$11,661
09/2024	$12,776	$11,246	$11,712
10/2024	$12,723	$10,968	$11,756
11/2024	$12,856	$11,084	$11,801
12/2024	$12,859	$10,902	$11,849

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	8.45%	3.80%	3.33%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.16%
ICE BofA U.S. 3-Month Treasury Bill Index	5.25%	2.46%	2.23%

Performance Inception Date		May 01, 2017
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 597,436,694
Holdings Count | Holding		639
Advisory Fees Paid, Amount		$ 3,124,308
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$597,436,694
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	639
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$3,124,308

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	40.2%
Short-Term Investments	13.6%
Collateralized Loan Obligations	7.9%
ABS Car Loan	3.7%
ABS Home Equity	4.4%
Cable Satellite	5.4%
ABS Other	5.9%
Non-Agency Commercial Mortgage-Backed Securities	6.2%
Treasuries	12.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency contracts, and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.68% from 0.70%.

Material Fund Change Expenses [Text Block]		Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.68% from 0.70%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000094855
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Strategic Alpha Fund
Class Name		Class Y
Trading Symbol		LASYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$77	0.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Assets within the Securitized sector had the greatest positive impact for the year. Names within Non-Agency CMBS (commercial mortgage-backed securities), CLOs (collateralized loan obligations) and ABS (asset-backed securities) were particularly additive.

•Investment grade corporate bonds were positive for the year, with names in the banking, capital goods and energy sectors having the largest positive impact on performance.

•Exposure to high yield corporate bonds also yielded positive contribution for the year, as holdings within consumer non-cyclical, technology, and consumer cyclical outperformed.

Top Detractors from Performance

•While the high yield sector was positive for the year, our short high yield CDX (credit default swap) position detracted during the period.

Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
12/2014	$10,000	$10,000	$10,000
01/2015	$10,101	$10,210	$10,000
02/2015	$10,201	$10,114	$10,000
03/2015	$10,170	$10,161	$10,000
04/2015	$10,211	$10,124	$10,001
05/2015	$10,231	$10,100	$10,001
06/2015	$10,146	$9,990	$10,001
07/2015	$10,115	$10,059	$10,000
08/2015	$10,033	$10,045	$10,002
09/2015	$9,954	$10,113	$10,002
10/2015	$10,006	$10,114	$10,001
11/2015	$9,944	$10,088	$10,002
12/2015	$9,857	$10,055	$10,005
01/2016	$9,763	$10,193	$10,006
02/2016	$9,669	$10,266	$10,008
03/2016	$9,867	$10,360	$10,013
04/2016	$10,046	$10,400	$10,015
05/2016	$10,120	$10,402	$10,016
06/2016	$10,113	$10,589	$10,020
07/2016	$10,229	$10,656	$10,023
08/2016	$10,335	$10,644	$10,025
09/2016	$10,380	$10,638	$10,030
10/2016	$10,423	$10,556	$10,032
11/2016	$10,465	$10,307	$10,034
12/2016	$10,533	$10,321	$10,038
01/2017	$10,555	$10,341	$10,042
02/2017	$10,619	$10,411	$10,047
03/2017	$10,646	$10,405	$10,048
04/2017	$10,667	$10,486	$10,055
05/2017	$10,689	$10,567	$10,060
06/2017	$10,670	$10,556	$10,069
07/2017	$10,724	$10,601	$10,077
08/2017	$10,714	$10,696	$10,087
09/2017	$10,826	$10,645	$10,095
10/2017	$10,859	$10,652	$10,104
11/2017	$10,880	$10,638	$10,113
12/2017	$10,889	$10,687	$10,124
01/2018	$10,977	$10,564	$10,136
02/2018	$10,966	$10,464	$10,146
03/2018	$10,997	$10,531	$10,160
04/2018	$11,052	$10,452	$10,173
05/2018	$11,041	$10,527	$10,189
06/2018	$11,012	$10,514	$10,206
07/2018	$11,090	$10,516	$10,222
08/2018	$11,034	$10,584	$10,240
09/2018	$11,092	$10,516	$10,256
10/2018	$11,080	$10,433	$10,274
11/2018	$11,035	$10,495	$10,295
12/2018	$10,946	$10,688	$10,314
01/2019	$11,106	$10,801	$10,334
02/2019	$11,140	$10,795	$10,352
03/2019	$11,152	$11,003	$10,376
04/2019	$11,198	$11,005	$10,395
05/2019	$11,198	$11,201	$10,419
06/2019	$11,304	$11,341	$10,442
07/2019	$11,293	$11,366	$10,461
08/2019	$11,258	$11,661	$10,482
09/2019	$11,275	$11,599	$10,501
10/2019	$11,263	$11,634	$10,521
11/2019	$11,275	$11,628	$10,534
12/2019	$11,379	$11,620	$10,549
01/2020	$11,450	$11,843	$10,563
02/2020	$11,462	$12,056	$10,579
03/2020	$10,746	$11,985	$10,610
04/2020	$11,018	$12,198	$10,610
05/2020	$11,349	$12,255	$10,611
06/2020	$11,613	$12,332	$10,612
07/2020	$11,911	$12,517	$10,614
08/2020	$12,006	$12,416	$10,615
09/2020	$11,968	$12,409	$10,616
10/2020	$11,980	$12,353	$10,617
11/2020	$12,363	$12,475	$10,618
12/2020	$12,539	$12,492	$10,619
01/2021	$12,539	$12,402	$10,620
02/2021	$12,563	$12,223	$10,621
03/2021	$12,534	$12,071	$10,622
04/2021	$12,619	$12,166	$10,622
05/2021	$12,691	$12,206	$10,622
06/2021	$12,772	$12,291	$10,622
07/2021	$12,785	$12,429	$10,622
08/2021	$12,833	$12,405	$10,623
09/2021	$12,780	$12,298	$10,623
10/2021	$12,719	$12,294	$10,623
11/2021	$12,585	$12,331	$10,624
12/2021	$12,705	$12,299	$10,625
01/2022	$12,508	$12,034	$10,624
02/2022	$12,323	$11,900	$10,625
03/2022	$12,159	$11,569	$10,629
04/2022	$11,960	$11,130	$10,630
05/2022	$11,960	$11,202	$10,637
06/2022	$11,512	$11,026	$10,640
07/2022	$11,750	$11,296	$10,645
08/2022	$11,737	$10,977	$10,662
09/2022	$11,439	$10,502	$10,689
10/2022	$11,477	$10,366	$10,706
11/2022	$11,666	$10,748	$10,740
12/2022	$11,692	$10,699	$10,779
01/2023	$12,013	$11,028	$10,813
02/2023	$11,910	$10,743	$10,848
03/2023	$11,885	$11,016	$10,895
04/2023	$11,937	$11,083	$10,929
05/2023	$11,821	$10,962	$10,972
06/2023	$11,873	$10,923	$11,022
07/2023	$12,031	$10,915	$11,066
08/2023	$12,057	$10,846	$11,116
09/2023	$12,028	$10,570	$11,167
10/2023	$11,922	$10,403	$11,217
11/2023	$12,254	$10,874	$11,267
12/2023	$12,616	$11,291	$11,320
01/2024	$12,697	$11,260	$11,368
02/2024	$12,670	$11,101	$11,415
03/2024	$12,768	$11,203	$11,466
04/2024	$12,685	$10,920	$11,515
05/2024	$12,836	$11,105	$11,570
06/2024	$12,929	$11,210	$11,618
07/2024	$13,152	$11,472	$11,670
08/2024	$13,360	$11,637	$11,725
09/2024	$13,575	$11,793	$11,776
10/2024	$13,533	$11,500	$11,821
11/2024	$13,659	$11,622	$11,866
12/2024	$13,661	$11,432	$11,914

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Y	8.29%	3.72%	3.17%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
ICE BofA U.S. 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 597,436,694
Holdings Count | Holding		639
Advisory Fees Paid, Amount		$ 3,124,308
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$597,436,694
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	639
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$3,124,308

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	40.2%
Short-Term Investments	13.6%
Collateralized Loan Obligations	7.9%
ABS Car Loan	3.7%
ABS Home Equity	4.4%
Cable Satellite	5.4%
ABS Other	5.9%
Non-Agency Commercial Mortgage-Backed Securities	6.2%
Treasuries	12.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency contracts, and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.75%.

Material Fund Change Expenses [Text Block]		Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.75%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000021802
Shareholder Report [Line Items]
Fund Name		Natixis Oakmark Fund
Class Name		Class A
Trading Symbol		NEFOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$112	1.04%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care was the largest detractor to total performance.

Top Contributors to Performance

•Fiserv was a contributor during the 1-year period. The company saw growth in revenue after their stock price posted solid second-quarter results. The company’s upward trajectory continued with third-quarter earnings where full-year guidance was modestly increased for organic growth and earnings per share. We believe that Fiserv benefits from secular trends towards digital payments and banking and that the stock offers an attractive upside.

•Wells Fargo was another contributor during the 1-year period. The company's stock price rose after solid first-quarter results, with earnings above expectations. Increased fees helped to offset weakness in net interest income. These positive results continued throughout the year, and the share price received a further boost after the U.S. presidential election, with optimism for looser regulations and lower corporate taxes.

Top Detractors from Performance

•APA Corporation was a detractor during the 1-year period. The corporation's stock price declined despite reporting results in line with expectations. Negatives included issues with the company's liquified natural gas export contract and inflation in Egypt. The stock fell further after the announcement of an acquisition in an all-stock deal. Despite solid third-quarter results, new U.K. emissions regulations weighed on the share price.

•Celanese was another detractor during the 1-year period. The company’s stock price declined after posting mixed second-quarter results. These results continued in the third quarter after posting earnings that reflected continued pressure from weak end markets. The company’s free cash flow was challenged due to underwhelming earnings and larger than expected working capital outflow.

Line Graph [Table Text Block]
	Class A with load	S&P 500® Index
12/2014	$9,423	$10,000
01/2015	$9,008	$9,700
02/2015	$9,617	$10,257
03/2015	$9,363	$10,095
04/2015	$9,530	$10,192
05/2015	$9,595	$10,323
06/2015	$9,382	$10,123
07/2015	$9,488	$10,335
08/2015	$8,914	$9,712
09/2015	$8,586	$9,471
10/2015	$9,335	$10,270
11/2015	$9,359	$10,301
12/2015	$9,008	$10,138
01/2016	$8,351	$9,635
02/2016	$8,245	$9,622
03/2016	$8,941	$10,275
04/2016	$9,096	$10,315
05/2016	$9,287	$10,500
06/2016	$9,052	$10,527
07/2016	$9,528	$10,915
08/2016	$9,729	$10,931
09/2016	$9,847	$10,933
10/2016	$9,803	$10,733
11/2016	$10,495	$11,131
12/2016	$10,663	$11,351
01/2017	$10,798	$11,566
02/2017	$11,097	$12,025
03/2017	$11,092	$12,039
04/2017	$11,162	$12,163
05/2017	$11,289	$12,334
06/2017	$11,511	$12,411
07/2017	$11,820	$12,666
08/2017	$11,749	$12,705
09/2017	$12,164	$12,967
10/2017	$12,432	$13,270
11/2017	$12,645	$13,677
12/2017	$12,875	$13,829
01/2018	$13,771	$14,621
02/2018	$13,162	$14,082
03/2018	$12,724	$13,724
04/2018	$12,722	$13,777
05/2018	$13,018	$14,108
06/2018	$12,987	$14,195
07/2018	$13,326	$14,724
08/2018	$13,554	$15,203
09/2018	$13,517	$15,290
10/2018	$12,282	$14,245
11/2018	$12,489	$14,535
12/2018	$11,200	$13,223
01/2019	$12,531	$14,282
02/2019	$12,721	$14,741
03/2019	$12,635	$15,027
04/2019	$13,363	$15,636
05/2019	$12,101	$14,642
06/2019	$13,049	$15,674
07/2019	$13,218	$15,899
08/2019	$12,481	$15,648
09/2019	$12,753	$15,940
10/2019	$13,158	$16,286
11/2019	$13,822	$16,877
12/2019	$14,198	$17,386
01/2020	$13,800	$17,379
02/2020	$12,636	$15,949
03/2020	$9,974	$13,979
04/2020	$11,583	$15,771
05/2020	$12,103	$16,522
06/2020	$12,242	$16,850
07/2020	$12,660	$17,801
08/2020	$13,548	$19,080
09/2020	$12,971	$18,355
10/2020	$12,946	$17,867
11/2020	$15,214	$19,823
12/2020	$16,046	$20,585
01/2021	$15,873	$20,377
02/2021	$17,519	$20,939
03/2021	$18,522	$21,856
04/2021	$19,513	$23,022
05/2021	$20,235	$23,183
06/2021	$20,179	$23,724
07/2021	$20,318	$24,288
08/2021	$20,983	$25,026
09/2021	$20,540	$23,863
10/2021	$21,719	$25,534
11/2021	$20,547	$25,357
12/2021	$21,497	$26,494
01/2022	$21,401	$25,123
02/2022	$21,090	$24,371
03/2022	$21,016	$25,276
04/2022	$19,130	$23,071
05/2022	$19,760	$23,114
06/2022	$17,300	$21,206
07/2022	$18,980	$23,161
08/2022	$18,770	$22,217
09/2022	$16,903	$20,170
10/2022	$18,763	$21,804
11/2022	$19,828	$23,022
12/2022	$18,638	$21,696
01/2023	$21,042	$23,059
02/2023	$20,471	$22,496
03/2023	$20,117	$23,322
04/2023	$20,437	$23,686
05/2023	$20,324	$23,789
06/2023	$21,890	$25,361
07/2023	$23,092	$26,176
08/2023	$22,564	$25,759
09/2023	$21,648	$24,531
10/2023	$20,912	$24,015
11/2023	$22,919	$26,208
12/2023	$24,408	$27,399
01/2024	$24,560	$27,859
02/2024	$25,403	$29,347
03/2024	$26,980	$30,291
04/2024	$25,759	$29,054
05/2024	$25,975	$30,494
06/2024	$25,831	$31,589
07/2024	$27,507	$31,973
08/2024	$27,768	$32,749
09/2024	$27,732	$33,448
10/2024	$27,958	$33,145
11/2024	$29,950	$35,090
12/2024	$28,269	$34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	15.82%	14.77%	11.61%
Class A with 5.75% MSCFootnote Reference1	9.16%	13.41%	10.95%
S&P 500® Index	25.02%	14.53%	13.10%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 871,539,862
Holdings Count | Holding		53
Advisory Fees Paid, Amount		$ 4,876,394
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$871,539,862
# of Portfolio Holdings (including overnight repurchase agreements)	53
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,876,394

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.7%
Short-Term Investments	4.6%
Machinery	3.1%
Automobiles	3.2%
Interactive Media & Services	3.6%
Health Care Providers & Services	4.1%
Consumer Finance	4.4%
Media	4.7%
Financial Services	5.7%
Insurance	6.0%
Oil, Gas & Consumable Fuels	9.0%
Banks	9.9%
Capital Markets	13.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	3.6%
Citigroup, Inc.	3.3%
General Motors Co.	3.2%
Deere & Co.	3.1%
Charles Schwab Corp.	3.0%
American International Group, Inc.	2.8%
Fiserv, Inc.	2.7%
Intercontinental Exchange, Inc.	2.6%
Kroger Co.	2.5%
Capital One Financial Corp.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.03% from 1.05%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.03% from 1.05%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000021804
Shareholder Report [Line Items]
Fund Name		Natixis Oakmark Fund
Class Name		Class C
Trading Symbol		NECOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$192	1.79%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 192
Expense Ratio, Percent		1.79%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care was the largest detractor to total performance.

Top Contributors to Performance

•Fiserv was a contributor during the 1-year period. The company saw growth in revenue after their stock price posted solid second-quarter results. The company’s upward trajectory continued with third-quarter earnings where full-year guidance was modestly increased for organic growth and earnings per share. We believe that Fiserv benefits from secular trends towards digital payments and banking and that the stock offers an attractive upside.

•Wells Fargo was another contributor during the 1-year period. The company's stock price rose after solid first-quarter results, with earnings above expectations. Increased fees helped to offset weakness in net interest income. These positive results continued throughout the year, and the share price received a further boost after the U.S. presidential election, with optimism for looser regulations and lower corporate taxes.

Top Detractors from Performance

•APA Corporation was a detractor during the 1-year period. The corporation's stock price declined despite reporting results in line with expectations. Negatives included issues with the company's liquified natural gas export contract and inflation in Egypt. The stock fell further after the announcement of an acquisition in an all-stock deal. Despite solid third-quarter results, new U.K. emissions regulations weighed on the share price.

•Celanese was another detractor during the 1-year period. The company’s stock price declined after posting mixed second-quarter results. These results continued in the third quarter after posting earnings that reflected continued pressure from weak end markets. The company’s free cash flow was challenged due to underwhelming earnings and larger than expected working capital outflow.

Line Graph [Table Text Block]
	Class C	S&P 500® Index
12/2014	$10,000	$10,000
01/2015	$9,555	$9,700
02/2015	$10,198	$10,257
03/2015	$9,923	$10,095
04/2015	$10,088	$10,192
05/2015	$10,154	$10,323
06/2015	$9,923	$10,123
07/2015	$10,028	$10,335
08/2015	$9,415	$9,712
09/2015	$9,068	$9,471
10/2015	$9,851	$10,270
11/2015	$9,868	$10,301
12/2015	$9,493	$10,138
01/2016	$8,791	$9,635
02/2016	$8,677	$9,622
03/2016	$9,407	$10,275
04/2016	$9,563	$10,315
05/2016	$9,756	$10,500
06/2016	$9,504	$10,527
07/2016	$9,996	$10,915
08/2016	$10,195	$10,931
09/2016	$10,318	$10,933
10/2016	$10,260	$10,733
11/2016	$10,980	$11,131
12/2016	$11,149	$11,351
01/2017	$11,285	$11,566
02/2017	$11,587	$12,025
03/2017	$11,575	$12,039
04/2017	$11,647	$12,163
05/2017	$11,767	$12,334
06/2017	$11,996	$12,411
07/2017	$12,303	$12,666
08/2017	$12,225	$12,705
09/2017	$12,652	$12,967
10/2017	$12,922	$13,270
11/2017	$13,133	$13,677
12/2017	$13,362	$13,829
01/2018	$14,285	$14,621
02/2018	$13,647	$14,082
03/2018	$13,183	$13,724
04/2018	$13,174	$13,777
05/2018	$13,470	$14,108
06/2018	$13,432	$14,195
07/2018	$13,767	$14,724
08/2018	$14,001	$15,203
09/2018	$13,950	$15,290
10/2018	$12,668	$14,245
11/2018	$12,877	$14,535
12/2018	$11,541	$13,223
01/2019	$12,898	$14,282
02/2019	$13,092	$14,741
03/2019	$12,995	$15,027
04/2019	$13,732	$15,636
05/2019	$12,428	$14,642
06/2019	$13,395	$15,674
07/2019	$13,564	$15,899
08/2019	$12,795	$15,648
09/2019	$13,066	$15,940
10/2019	$13,468	$16,286
11/2019	$14,142	$16,877
12/2019	$14,521	$17,386
01/2020	$14,099	$17,379
02/2020	$12,901	$15,949
03/2020	$10,184	$13,979
04/2020	$11,815	$15,771
05/2020	$12,338	$16,522
06/2020	$12,469	$16,850
07/2020	$12,892	$17,801
08/2020	$13,785	$19,080
09/2020	$13,192	$18,355
10/2020	$13,154	$17,867
11/2020	$15,454	$19,823
12/2020	$16,285	$20,585
01/2021	$16,098	$20,377
02/2021	$17,763	$20,939
03/2021	$18,765	$21,856
04/2021	$19,753	$23,022
05/2021	$20,469	$23,183
06/2021	$20,401	$23,724
07/2021	$20,529	$24,288
08/2021	$21,193	$25,026
09/2021	$20,725	$23,863
10/2021	$21,901	$25,534
11/2021	$20,708	$25,357
12/2021	$21,656	$26,494
01/2022	$21,537	$25,123
02/2022	$21,214	$24,371
03/2022	$21,131	$25,276
04/2022	$19,226	$23,071
05/2022	$19,834	$23,114
06/2022	$17,362	$21,206
07/2022	$19,038	$23,161
08/2022	$18,814	$22,217
09/2022	$16,931	$20,170
10/2022	$18,786	$21,804
11/2022	$19,834	$23,022
12/2022	$18,630	$21,696
01/2023	$21,038	$23,059
02/2023	$20,467	$22,496
03/2023	$20,112	$23,322
04/2023	$20,432	$23,686
05/2023	$20,320	$23,789
06/2023	$21,885	$25,361
07/2023	$23,087	$26,176
08/2023	$22,560	$25,759
09/2023	$21,643	$24,531
10/2023	$20,908	$24,015
11/2023	$22,914	$26,208
12/2023	$24,403	$27,399
01/2024	$24,555	$27,859
02/2024	$25,397	$29,347
03/2024	$26,974	$30,291
04/2024	$25,753	$29,054
05/2024	$25,969	$30,494
06/2024	$25,825	$31,589
07/2024	$27,501	$31,973
08/2024	$27,763	$32,749
09/2024	$27,727	$33,448
10/2024	$27,952	$33,145
11/2024	$29,943	$35,090
12/2024	$28,263	$34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	14.95%	13.90%	10.95%
Class C with 1.00% CDSCFootnote Reference1	13.95%	13.90%	10.95%
S&P 500® Index	25.02%	14.53%	13.10%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 871,539,862
Holdings Count | Holding		53
Advisory Fees Paid, Amount		$ 4,876,394
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$871,539,862
# of Portfolio Holdings (including overnight repurchase agreements)	53
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,876,394

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.7%
Short-Term Investments	4.6%
Machinery	3.1%
Automobiles	3.2%
Interactive Media & Services	3.6%
Health Care Providers & Services	4.1%
Consumer Finance	4.4%
Media	4.7%
Financial Services	5.7%
Insurance	6.0%
Oil, Gas & Consumable Fuels	9.0%
Banks	9.9%
Capital Markets	13.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	3.6%
Citigroup, Inc.	3.3%
General Motors Co.	3.2%
Deere & Co.	3.1%
Charles Schwab Corp.	3.0%
American International Group, Inc.	2.8%
Fiserv, Inc.	2.7%
Intercontinental Exchange, Inc.	2.6%
Kroger Co.	2.5%
Capital One Financial Corp.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.78% from 1.80%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.78% from 1.80%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000190720
Shareholder Report [Line Items]
Fund Name		Natixis Oakmark Fund
Class Name		Class N
Trading Symbol		NOANX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$80	0.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care was the largest detractor to total performance.

Top Contributors to Performance

•Fiserv was a contributor during the 1-year period. The company saw growth in revenue after their stock price posted solid second-quarter results. The company’s upward trajectory continued with third-quarter earnings where full-year guidance was modestly increased for organic growth and earnings per share. We believe that Fiserv benefits from secular trends towards digital payments and banking and that the stock offers an attractive upside.

•Wells Fargo was another contributor during the 1-year period. The company's stock price rose after solid first-quarter results, with earnings above expectations. Increased fees helped to offset weakness in net interest income. These positive results continued throughout the year, and the share price received a further boost after the U.S. presidential election, with optimism for looser regulations and lower corporate taxes.

Top Detractors from Performance

•APA Corporation was a detractor during the 1-year period. The corporation's stock price declined despite reporting results in line with expectations. Negatives included issues with the company's liquified natural gas export contract and inflation in Egypt. The stock fell further after the announcement of an acquisition in an all-stock deal. Despite solid third-quarter results, new U.K. emissions regulations weighed on the share price.

•Celanese was another detractor during the 1-year period. The company’s stock price declined after posting mixed second-quarter results. These results continued in the third quarter after posting earnings that reflected continued pressure from weak end markets. The company’s free cash flow was challenged due to underwhelming earnings and larger than expected working capital outflow.

Line Graph [Table Text Block]
	Class N	S&P 500® Index
05/2017	$10,099	$10,141
06/2017	$10,303	$10,204
07/2017	$10,584	$10,414
08/2017	$10,523	$10,446
09/2017	$10,899	$10,661
10/2017	$11,146	$10,910
11/2017	$11,340	$11,245
12/2017	$11,546	$11,370
01/2018	$12,357	$12,021
02/2018	$11,814	$11,578
03/2018	$11,426	$11,283
04/2018	$11,428	$11,327
05/2018	$11,700	$11,599
06/2018	$11,678	$11,671
07/2018	$11,981	$12,105
08/2018	$12,194	$12,500
09/2018	$12,162	$12,571
10/2018	$11,052	$11,711
11/2018	$11,243	$11,950
12/2018	$10,092	$10,871
01/2019	$11,288	$11,742
02/2019	$11,466	$12,119
03/2019	$11,392	$12,355
04/2019	$12,049	$12,855
05/2019	$10,916	$12,038
06/2019	$11,776	$12,887
07/2019	$11,930	$13,072
08/2019	$11,266	$12,865
09/2019	$11,518	$13,105
10/2019	$11,884	$13,389
11/2019	$12,487	$13,875
12/2019	$12,832	$14,294
01/2020	$12,476	$14,288
02/2020	$11,429	$13,112
03/2020	$9,023	$11,493
04/2020	$10,482	$12,966
05/2020	$10,953	$13,584
06/2020	$11,088	$13,854
07/2020	$11,466	$14,635
08/2020	$12,277	$15,687
09/2020	$11,758	$15,091
10/2020	$11,736	$14,689
11/2020	$13,796	$16,297
12/2020	$14,553	$16,924
01/2021	$14,406	$16,753
02/2021	$15,901	$17,215
03/2021	$16,825	$17,969
04/2021	$17,734	$18,928
05/2021	$18,389	$19,060
06/2021	$18,347	$19,505
07/2021	$18,477	$19,969
08/2021	$19,091	$20,576
09/2021	$18,690	$19,619
10/2021	$19,770	$20,993
11/2021	$18,707	$20,848
12/2021	$19,579	$21,782
01/2022	$19,491	$20,655
02/2022	$19,214	$20,036
03/2022	$19,151	$20,780
04/2022	$17,442	$18,968
05/2022	$18,015	$19,003
06/2022	$15,781	$17,435
07/2022	$17,321	$19,042
08/2022	$17,130	$18,266
09/2022	$15,431	$16,583
10/2022	$17,130	$17,926
11/2022	$18,104	$18,928
12/2022	$17,022	$17,837
01/2023	$19,230	$18,958
02/2023	$18,713	$18,495
03/2023	$18,392	$19,174
04/2023	$18,684	$19,474
05/2023	$18,589	$19,558
06/2023	$20,025	$20,851
07/2023	$21,133	$21,521
08/2023	$20,652	$21,178
09/2023	$19,821	$20,168
10/2023	$19,150	$19,744
11/2023	$20,987	$21,547
12/2023	$22,360	$22,526
01/2024	$22,503	$22,905
02/2024	$23,288	$24,128
03/2024	$24,737	$24,904
04/2024	$23,625	$23,887
05/2024	$23,830	$25,071
06/2024	$23,701	$25,971
07/2024	$25,241	$26,287
08/2024	$25,484	$26,925
09/2024	$25,462	$27,500
10/2024	$25,674	$27,250
11/2024	$27,510	$28,850
12/2024	$25,974	$28,162

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	16.17%	15.15%	13.26%
S&P 500® Index	25.02%	14.53%	14.37%

Performance Inception Date		May 01, 2017
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 871,539,862
Holdings Count | Holding		53
Advisory Fees Paid, Amount		$ 4,876,394
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$871,539,862
# of Portfolio Holdings (including overnight repurchase agreements)	53
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,876,394

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.7%
Short-Term Investments	4.6%
Machinery	3.1%
Automobiles	3.2%
Interactive Media & Services	3.6%
Health Care Providers & Services	4.1%
Consumer Finance	4.4%
Media	4.7%
Financial Services	5.7%
Insurance	6.0%
Oil, Gas & Consumable Fuels	9.0%
Banks	9.9%
Capital Markets	13.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	3.6%
Citigroup, Inc.	3.3%
General Motors Co.	3.2%
Deere & Co.	3.1%
Charles Schwab Corp.	3.0%
American International Group, Inc.	2.8%
Fiserv, Inc.	2.7%
Intercontinental Exchange, Inc.	2.6%
Kroger Co.	2.5%
Capital One Financial Corp.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.75%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.75%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000021805
Shareholder Report [Line Items]
Fund Name		Natixis Oakmark Fund
Class Name		Class Y
Trading Symbol		NEOYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$85	0.79%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care was the largest detractor to total performance.

Top Contributors to Performance

•Fiserv was a contributor during the 1-year period. The company saw growth in revenue after their stock price posted solid second-quarter results. The company’s upward trajectory continued with third-quarter earnings where full-year guidance was modestly increased for organic growth and earnings per share. We believe that Fiserv benefits from secular trends towards digital payments and banking and that the stock offers an attractive upside.

•Wells Fargo was another contributor during the 1-year period. The company's stock price rose after solid first-quarter results, with earnings above expectations. Increased fees helped to offset weakness in net interest income. These positive results continued throughout the year, and the share price received a further boost after the U.S. presidential election, with optimism for looser regulations and lower corporate taxes.

Top Detractors from Performance

•APA Corporation was a detractor during the 1-year period. The corporation's stock price declined despite reporting results in line with expectations. Negatives included issues with the company's liquified natural gas export contract and inflation in Egypt. The stock fell further after the announcement of an acquisition in an all-stock deal. Despite solid third-quarter results, new U.K. emissions regulations weighed on the share price.

•Celanese was another detractor during the 1-year period. The company’s stock price declined after posting mixed second-quarter results. These results continued in the third quarter after posting earnings that reflected continued pressure from weak end markets. The company’s free cash flow was challenged due to underwhelming earnings and larger than expected working capital outflow.

Line Graph [Table Text Block]
	Class Y	S&P 500® Index
12/2014	$10,000	$10,000
01/2015	$9,558	$9,700
02/2015	$10,207	$10,257
03/2015	$9,944	$10,095
04/2015	$10,122	$10,192
05/2015	$10,193	$10,323
06/2015	$9,967	$10,123
07/2015	$10,085	$10,335
08/2015	$9,477	$9,712
09/2015	$9,133	$9,471
10/2015	$9,929	$10,270
11/2015	$9,953	$10,301
12/2015	$9,582	$10,138
01/2016	$8,888	$9,635
02/2016	$8,775	$9,622
03/2016	$9,518	$10,275
04/2016	$9,687	$10,315
05/2016	$9,892	$10,500
06/2016	$9,642	$10,527
07/2016	$10,152	$10,915
08/2016	$10,367	$10,931
09/2016	$10,502	$10,933
10/2016	$10,452	$10,733
11/2016	$11,192	$11,131
12/2016	$11,373	$11,351
01/2017	$11,521	$11,566
02/2017	$11,841	$12,025
03/2017	$11,836	$12,039
04/2017	$11,918	$12,163
05/2017	$12,052	$12,334
06/2017	$12,295	$12,411
07/2017	$12,625	$12,666
08/2017	$12,553	$12,705
09/2017	$13,002	$12,967
10/2017	$13,291	$13,270
11/2017	$13,518	$13,677
12/2017	$13,767	$13,829
01/2018	$14,729	$14,621
02/2018	$14,080	$14,082
03/2018	$13,618	$13,724
04/2018	$13,616	$13,777
05/2018	$13,934	$14,108
06/2018	$13,902	$14,195
07/2018	$14,269	$14,724
08/2018	$14,518	$15,203
09/2018	$14,480	$15,290
10/2018	$13,162	$14,245
11/2018	$13,383	$14,535
12/2018	$12,009	$13,223
01/2019	$13,436	$14,282
02/2019	$13,647	$14,741
03/2019	$13,559	$15,027
04/2019	$14,336	$15,636
05/2019	$12,985	$14,642
06/2019	$14,004	$15,674
07/2019	$14,195	$15,899
08/2019	$13,403	$15,648
09/2019	$13,697	$15,940
10/2019	$14,133	$16,286
11/2019	$14,852	$16,877
12/2019	$15,259	$17,386
01/2020	$14,835	$17,379
02/2020	$13,588	$15,949
03/2020	$10,729	$13,979
04/2020	$12,461	$15,771
05/2020	$13,021	$16,522
06/2020	$13,175	$16,850
07/2020	$13,626	$17,801
08/2020	$14,585	$19,080
09/2020	$13,967	$18,355
10/2020	$13,941	$17,867
11/2020	$16,393	$19,823
12/2020	$17,284	$20,585
01/2021	$17,109	$20,377
02/2021	$18,888	$20,939
03/2021	$19,967	$21,856
04/2021	$21,041	$23,022
05/2021	$21,820	$23,183
06/2021	$21,764	$23,724
07/2021	$21,918	$24,288
08/2021	$22,648	$25,026
09/2021	$22,171	$23,863
10/2021	$23,449	$25,534
11/2021	$22,185	$25,357
12/2021	$23,222	$26,494
01/2022	$23,117	$25,123
02/2022	$22,788	$24,371
03/2022	$22,713	$25,276
04/2022	$20,680	$23,071
05/2022	$21,362	$23,114
06/2022	$18,711	$21,206
07/2022	$20,536	$23,161
08/2022	$20,309	$22,217
09/2022	$18,295	$20,170
10/2022	$20,309	$21,804
11/2022	$21,460	$23,022
12/2022	$20,180	$21,696
01/2023	$22,788	$23,059
02/2023	$22,182	$22,496
03/2023	$21,801	$23,322
04/2023	$22,147	$23,686
05/2023	$22,035	$23,789
06/2023	$23,733	$25,361
07/2023	$25,041	$26,176
08/2023	$24,478	$25,759
09/2023	$23,490	$24,531
10/2023	$22,693	$24,015
11/2023	$24,868	$26,208
12/2023	$26,493	$27,399
01/2024	$26,664	$27,859
02/2024	$27,588	$29,347
03/2024	$29,311	$30,291
04/2024	$27,989	$29,054
05/2024	$28,233	$30,494
06/2024	$28,070	$31,589
07/2024	$29,902	$31,973
08/2024	$30,190	$32,749
09/2024	$30,154	$33,448
10/2024	$30,407	$33,145
11/2024	$32,581	$35,090
12/2024	$30,768	$34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Y	16.13%	15.06%	11.89%
S&P 500® Index	25.02%	14.53%	13.10%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 871,539,862
Holdings Count | Holding		53
Advisory Fees Paid, Amount		$ 4,876,394
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$871,539,862
# of Portfolio Holdings (including overnight repurchase agreements)	53
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,876,394

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.7%
Short-Term Investments	4.6%
Machinery	3.1%
Automobiles	3.2%
Interactive Media & Services	3.6%
Health Care Providers & Services	4.1%
Consumer Finance	4.4%
Media	4.7%
Financial Services	5.7%
Insurance	6.0%
Oil, Gas & Consumable Fuels	9.0%
Banks	9.9%
Capital Markets	13.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	3.6%
Citigroup, Inc.	3.3%
General Motors Co.	3.2%
Deere & Co.	3.1%
Charles Schwab Corp.	3.0%
American International Group, Inc.	2.8%
Fiserv, Inc.	2.7%
Intercontinental Exchange, Inc.	2.6%
Kroger Co.	2.5%
Capital One Financial Corp.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.78% from 0.80%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.78% from 0.80%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000069913
Shareholder Report [Line Items]
Fund Name		Vaughan Nelson Mid Cap Fund
Class Name		Class A
Trading Symbol		VNVAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$126	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Industrials led by Axon Enterprise Inc.

•Selection in Consumer Discretionary also contributed to performance with Royal Caribbean Group leading.

•Selection within Utilities positively impacted performance thanks to strong returns from Vistra Corp.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was security selection within Real Estate with EastGroup Properties, Inc. as the weakest name.

•The portfolio’s overweight position and security selection within Information Technology negatively impacted performance. MongoDB, Inc. Class A hindered the sector the most.

• Selection within Financials detracted from performance with MSCI Inc. Class A being the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Consumer Discretionary, Industrials, and Information Technology while underweight Utilities, Health Care, Materials, Consumer Staples, Communication Services, Real Estate, Energy, and Financials.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell Midcap® Value Index
12/2014	$9,425	$10,000	$10,000
01/2015	$9,181	$9,722	$9,857
02/2015	$9,925	$10,285	$10,261
03/2015	$10,084	$10,180	$10,242
04/2015	$9,991	$10,226	$10,126
05/2015	$10,236	$10,368	$10,305
06/2015	$10,129	$10,194	$10,041
07/2015	$10,182	$10,365	$10,027
08/2015	$9,657	$9,739	$9,553
09/2015	$9,087	$9,455	$9,234
10/2015	$9,434	$10,202	$9,798
11/2015	$9,510	$10,258	$9,826
12/2015	$9,080	$10,048	$9,522
01/2016	$8,291	$9,481	$8,996
02/2016	$8,242	$9,478	$9,059
03/2016	$8,944	$10,145	$9,895
04/2016	$9,025	$10,208	$10,108
05/2016	$9,156	$10,391	$10,273
06/2016	$8,885	$10,412	$10,367
07/2016	$9,300	$10,825	$10,806
08/2016	$9,398	$10,853	$10,783
09/2016	$9,370	$10,870	$10,828
10/2016	$8,983	$10,635	$10,566
11/2016	$9,566	$11,111	$11,227
12/2016	$9,611	$11,327	$11,426
01/2017	$9,780	$11,541	$11,618
02/2017	$10,032	$11,970	$11,943
03/2017	$10,009	$11,978	$11,856
04/2017	$9,896	$12,105	$11,878
05/2017	$9,845	$12,229	$11,842
06/2017	$9,981	$12,339	$12,018
07/2017	$10,060	$12,572	$12,177
08/2017	$9,995	$12,596	$11,950
09/2017	$10,341	$12,903	$12,275
10/2017	$10,495	$13,185	$12,374
11/2017	$10,682	$13,585	$12,793
12/2017	$10,853	$13,721	$12,951
01/2018	$11,218	$14,444	$13,248
02/2018	$10,647	$13,912	$12,596
03/2018	$10,595	$13,633	$12,627
04/2018	$10,608	$13,684	$12,689
05/2018	$10,816	$14,071	$12,827
06/2018	$10,782	$14,163	$12,931
07/2018	$11,040	$14,633	$13,282
08/2018	$11,336	$15,147	$13,463
09/2018	$11,326	$15,172	$13,357
10/2018	$10,088	$14,055	$12,394
11/2018	$10,311	$14,336	$12,692
12/2018	$9,106	$13,002	$11,359
01/2019	$10,055	$14,118	$12,529
02/2019	$10,485	$14,614	$12,927
03/2019	$10,432	$14,828	$12,992
04/2019	$10,795	$15,420	$13,420
05/2019	$10,381	$14,422	$12,558
06/2019	$10,921	$15,435	$13,407
07/2019	$11,036	$15,664	$13,518
08/2019	$11,020	$15,345	$13,041
09/2019	$11,141	$15,614	$13,571
10/2019	$11,162	$15,950	$13,644
11/2019	$11,544	$16,557	$14,007
12/2019	$11,857	$17,035	$14,433
01/2020	$11,799	$17,016	$14,153
02/2020	$10,857	$15,623	$12,751
03/2020	$8,504	$13,475	$9,857
04/2020	$9,692	$15,259	$11,173
05/2020	$10,229	$16,075	$11,691
06/2020	$10,097	$16,443	$11,823
07/2020	$10,536	$17,376	$12,381
08/2020	$11,013	$18,635	$12,872
09/2020	$10,700	$17,957	$12,580
10/2020	$10,772	$17,569	$12,697
11/2020	$12,493	$19,707	$14,480
12/2020	$13,097	$20,593	$15,150
01/2021	$12,845	$20,501	$15,115
02/2021	$13,680	$21,142	$16,286
03/2021	$14,438	$21,900	$17,127
04/2021	$15,234	$23,029	$17,955
05/2021	$15,416	$23,134	$18,310
06/2021	$15,355	$23,705	$18,097
07/2021	$15,294	$24,105	$18,209
08/2021	$15,544	$24,793	$18,599
09/2021	$14,966	$23,681	$17,914
10/2021	$15,592	$25,282	$18,868
11/2021	$15,051	$24,897	$18,294
12/2021	$15,889	$25,877	$19,443
01/2022	$15,112	$24,355	$18,613
02/2022	$15,385	$23,741	$18,526
03/2022	$15,294	$24,512	$19,089
04/2022	$14,436	$22,312	$17,955
05/2022	$14,887	$22,282	$18,300
06/2022	$13,590	$20,418	$16,288
07/2022	$14,529	$22,333	$17,690
08/2022	$14,142	$21,500	$17,148
09/2022	$12,895	$19,506	$15,485
10/2022	$13,812	$21,106	$16,948
11/2022	$14,866	$22,208	$18,019
12/2022	$14,173	$20,907	$17,104
01/2023	$14,960	$22,347	$18,485
02/2023	$14,671	$21,825	$17,893
03/2023	$14,361	$22,408	$17,330
04/2023	$14,527	$22,647	$17,331
05/2023	$14,050	$22,735	$16,562
06/2023	$14,909	$24,288	$17,998
07/2023	$15,068	$25,158	$18,782
08/2023	$14,873	$24,673	$18,117
09/2023	$14,260	$23,497	$17,196
10/2023	$13,791	$22,875	$16,344
11/2023	$15,198	$25,008	$17,885
12/2023	$16,478	$26,334	$19,278
01/2024	$16,377	$26,626	$18,933
02/2024	$17,694	$28,067	$19,837
03/2024	$18,368	$28,973	$20,864
04/2024	$17,306	$27,698	$19,772
05/2024	$17,567	$29,006	$20,482
06/2024	$17,429	$29,904	$20,154
07/2024	$18,291	$30,460	$21,372
08/2024	$18,516	$31,123	$21,775
09/2024	$19,073	$31,767	$22,185
10/2024	$19,211	$31,534	$21,906
11/2024	$21,130	$33,632	$23,519
12/2024	$19,504	$32,604	$21,798

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	18.36%	10.47%	7.54%
Class A with 5.75% MSCFootnote Reference1	11.55%	9.16%	6.91%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Previous Investment Adviser [Text Block]
AssetsNet		$ 243,208,181
Holdings Count | Holding		62
Advisory Fees Paid, Amount		$ 1,668,717
InvestmentCompanyPortfolioTurnover		109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$243,208,181
# of Portfolio Holdings (including overnight repurchase agreements)	62
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,668,717

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.6%
Insurance	3.0%
Construction Materials	3.0%
Real Estate Management & Development	3.0%
Specialty Retail	3.1%
Life Sciences Tools & Services	3.2%
Ground Transportation	3.6%
Industrial REITs	3.9%
Building Products	4.3%
Aerospace & Defense	4.9%
Electrical Equipment	4.9%
Machinery	4.9%
Semiconductors & Semiconductor Equipment	6.2%
Banks	6.3%
Capital Markets	6.5%
Hotels, Restaurants & Leisure	11.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Royal Caribbean Cruises Ltd.	5.2%
Marvell Technology, Inc.	5.1%
EastGroup Properties, Inc.	3.9%
Carnival Corp.	3.1%
Cushman & Wakefield PLC	3.0%
Vulcan Materials Co.	3.0%
Axon Enterprise, Inc.	2.8%
TechnipFMC PLC	2.8%
Tyler Technologies, Inc.	2.5%
XPO, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000069914
Shareholder Report [Line Items]
Fund Name		Vaughan Nelson Mid Cap Fund
Class Name		Class C
Trading Symbol		VNVCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$207	1.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 207
Expense Ratio, Percent		1.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Industrials led by Axon Enterprise Inc.

•Selection in Consumer Discretionary also contributed to performance with Royal Caribbean Group leading.

•Selection within Utilities positively impacted performance thanks to strong returns from Vistra Corp.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was security selection within Real Estate with EastGroup Properties, Inc. as the weakest name.

•The portfolio’s overweight position and security selection within Information Technology negatively impacted performance. MongoDB, Inc. Class A hindered the sector the most.

• Selection within Financials detracted from performance with MSCI Inc. Class A being the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Consumer Discretionary, Industrials, and Information Technology while underweight Utilities, Health Care, Materials, Consumer Staples, Communication Services, Real Estate, Energy, and Financials.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell Midcap® Value Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,732	$9,722	$9,857
02/2015	$10,517	$10,285	$10,261
03/2015	$10,678	$10,180	$10,242
04/2015	$10,575	$10,226	$10,126
05/2015	$10,825	$10,368	$10,305
06/2015	$10,708	$10,194	$10,041
07/2015	$10,757	$10,365	$10,027
08/2015	$10,193	$9,739	$9,553
09/2015	$9,584	$9,455	$9,234
10/2015	$9,947	$10,202	$9,798
11/2015	$10,021	$10,258	$9,826
12/2015	$9,561	$10,048	$9,522
01/2016	$8,728	$9,481	$8,996
02/2016	$8,668	$9,478	$9,059
03/2016	$9,401	$10,145	$9,895
04/2016	$9,481	$10,208	$10,108
05/2016	$9,609	$10,391	$10,273
06/2016	$9,321	$10,412	$10,367
07/2016	$9,748	$10,825	$10,806
08/2016	$9,846	$10,853	$10,783
09/2016	$9,810	$10,870	$10,828
10/2016	$9,398	$10,635	$10,566
11/2016	$10,006	$11,111	$11,227
12/2016	$10,042	$11,327	$11,426
01/2017	$10,211	$11,541	$11,618
02/2017	$10,474	$11,970	$11,943
03/2017	$10,443	$11,978	$11,856
04/2017	$10,319	$12,105	$11,878
05/2017	$10,258	$12,229	$11,842
06/2017	$10,392	$12,339	$12,018
07/2017	$10,469	$12,572	$12,177
08/2017	$10,392	$12,596	$11,950
09/2017	$10,747	$12,903	$12,275
10/2017	$10,901	$13,185	$12,374
11/2017	$11,086	$13,585	$12,793
12/2017	$11,258	$13,721	$12,951
01/2018	$11,630	$14,444	$13,248
02/2018	$11,033	$13,912	$12,596
03/2018	$10,970	$13,633	$12,627
04/2018	$10,973	$13,684	$12,689
05/2018	$11,186	$14,071	$12,827
06/2018	$11,143	$14,163	$12,931
07/2018	$11,398	$14,633	$13,282
08/2018	$11,701	$15,147	$13,463
09/2018	$11,680	$15,172	$13,357
10/2018	$10,400	$14,055	$12,394
11/2018	$10,623	$14,336	$12,692
12/2018	$9,377	$13,002	$11,359
01/2019	$10,347	$14,118	$12,529
02/2019	$10,786	$14,614	$12,927
03/2019	$10,724	$14,828	$12,992
04/2019	$11,090	$15,420	$13,420
05/2019	$10,656	$14,422	$12,558
06/2019	$11,204	$15,435	$13,407
07/2019	$11,313	$15,664	$13,518
08/2019	$11,295	$15,345	$13,041
09/2019	$11,410	$15,614	$13,571
10/2019	$11,421	$15,950	$13,644
11/2019	$11,809	$16,557	$14,007
12/2019	$12,120	$17,035	$14,433
01/2020	$12,051	$17,016	$14,153
02/2020	$11,084	$15,623	$12,751
03/2020	$8,678	$13,475	$9,857
04/2020	$9,879	$15,259	$11,173
05/2020	$10,423	$16,075	$11,691
06/2020	$10,279	$16,443	$11,823
07/2020	$10,722	$17,376	$12,381
08/2020	$11,200	$18,635	$12,872
09/2020	$10,871	$17,957	$12,580
10/2020	$10,943	$17,569	$12,697
11/2020	$12,677	$19,707	$14,480
12/2020	$13,283	$20,593	$15,150
01/2021	$13,020	$20,501	$15,115
02/2021	$13,863	$21,142	$16,286
03/2021	$14,621	$21,900	$17,127
04/2021	$15,415	$23,029	$17,955
05/2021	$15,595	$23,134	$18,310
06/2021	$15,515	$23,705	$18,097
07/2021	$15,448	$24,105	$18,209
08/2021	$15,689	$24,793	$18,599
09/2021	$15,095	$23,681	$17,914
10/2021	$15,715	$25,282	$18,868
11/2021	$15,161	$24,897	$18,294
12/2021	$15,998	$25,877	$19,443
01/2022	$15,206	$24,355	$18,613
02/2022	$15,478	$23,741	$18,526
03/2022	$15,369	$24,512	$19,089
04/2022	$14,501	$22,312	$17,955
05/2022	$14,940	$22,282	$18,300
06/2022	$13,631	$20,418	$16,288
07/2022	$14,565	$22,333	$17,690
08/2022	$14,166	$21,500	$17,148
09/2022	$12,913	$19,506	$15,485
10/2022	$13,823	$21,106	$16,948
11/2022	$14,868	$22,208	$18,019
12/2022	$14,166	$20,907	$17,104
01/2023	$14,950	$22,347	$18,485
02/2023	$14,662	$21,825	$17,893
03/2023	$14,352	$22,408	$17,330
04/2023	$14,518	$22,647	$17,331
05/2023	$14,042	$22,735	$16,562
06/2023	$14,900	$24,288	$17,998
07/2023	$15,058	$25,158	$18,782
08/2023	$14,864	$24,673	$18,117
09/2023	$14,251	$23,497	$17,196
10/2023	$13,782	$22,875	$16,344
11/2023	$15,188	$25,008	$17,885
12/2023	$16,468	$26,334	$19,278
01/2024	$16,366	$26,626	$18,933
02/2024	$17,683	$28,067	$19,837
03/2024	$18,356	$28,973	$20,864
04/2024	$17,295	$27,698	$19,772
05/2024	$17,556	$29,006	$20,482
06/2024	$17,418	$29,904	$20,154
07/2024	$18,280	$30,460	$21,372
08/2024	$18,504	$31,123	$21,775
09/2024	$19,061	$31,767	$22,185
10/2024	$19,199	$31,534	$21,906
11/2024	$21,116	$33,632	$23,519
12/2024	$19,491	$32,604	$21,798

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	17.47%	9.64%	6.90%
Class C with 1.00% CDSCFootnote Reference1	16.47%	9.64%	6.90%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Previous Investment Adviser [Text Block]
AssetsNet		$ 243,208,181
Holdings Count | Holding		62
Advisory Fees Paid, Amount		$ 1,668,717
InvestmentCompanyPortfolioTurnover		109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$243,208,181
# of Portfolio Holdings (including overnight repurchase agreements)	62
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,668,717

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.6%
Insurance	3.0%
Construction Materials	3.0%
Real Estate Management & Development	3.0%
Specialty Retail	3.1%
Life Sciences Tools & Services	3.2%
Ground Transportation	3.6%
Industrial REITs	3.9%
Building Products	4.3%
Aerospace & Defense	4.9%
Electrical Equipment	4.9%
Machinery	4.9%
Semiconductors & Semiconductor Equipment	6.2%
Banks	6.3%
Capital Markets	6.5%
Hotels, Restaurants & Leisure	11.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Royal Caribbean Cruises Ltd.	5.2%
Marvell Technology, Inc.	5.1%
EastGroup Properties, Inc.	3.9%
Carnival Corp.	3.1%
Cushman & Wakefield PLC	3.0%
Vulcan Materials Co.	3.0%
Axon Enterprise, Inc.	2.8%
TechnipFMC PLC	2.8%
Tyler Technologies, Inc.	2.5%
XPO, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000128764
Shareholder Report [Line Items]
Fund Name		Vaughan Nelson Mid Cap Fund
Class Name		Class N
Trading Symbol		VNVNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$93	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Industrials led by Axon Enterprise Inc.

•Selection in Consumer Discretionary also contributed to performance with Royal Caribbean Group leading.

•Selection within Utilities positively impacted performance thanks to strong returns from Vistra Corp.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was security selection within Real Estate with EastGroup Properties, Inc. as the weakest name.

•The portfolio’s overweight position and security selection within Information Technology negatively impacted performance. MongoDB, Inc. Class A hindered the sector the most.

• Selection within Financials detracted from performance with MSCI Inc. Class A being the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Consumer Discretionary, Industrials, and Information Technology while underweight Utilities, Health Care, Materials, Consumer Staples, Communication Services, Real Estate, Energy, and Financials.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Line Graph [Table Text Block]
	Class N	Russell 3000® Index	Russell Midcap® Value Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,744	$9,722	$9,857
02/2015	$10,535	$10,285	$10,261
03/2015	$10,707	$10,180	$10,242
04/2015	$10,614	$10,226	$10,126
05/2015	$10,871	$10,368	$10,305
06/2015	$10,764	$10,194	$10,041
07/2015	$10,824	$10,365	$10,027
08/2015	$10,268	$9,739	$9,553
09/2015	$9,664	$9,455	$9,234
10/2015	$10,038	$10,202	$9,798
11/2015	$10,123	$10,258	$9,826
12/2015	$9,665	$10,048	$9,522
01/2016	$8,830	$9,481	$8,996
02/2016	$8,777	$9,478	$9,059
03/2016	$9,531	$10,145	$9,895
04/2016	$9,621	$10,208	$10,108
05/2016	$9,759	$10,391	$10,273
06/2016	$9,479	$10,412	$10,367
07/2016	$9,921	$10,825	$10,806
08/2016	$10,029	$10,853	$10,783
09/2016	$10,000	$10,870	$10,828
10/2016	$9,592	$10,635	$10,566
11/2016	$10,221	$11,111	$11,227
12/2016	$10,265	$11,327	$11,426
01/2017	$10,448	$11,541	$11,618
02/2017	$10,720	$11,970	$11,943
03/2017	$10,700	$11,978	$11,856
04/2017	$10,582	$12,105	$11,878
05/2017	$10,532	$12,229	$11,842
06/2017	$10,681	$12,339	$12,018
07/2017	$10,765	$12,572	$12,177
08/2017	$10,700	$12,596	$11,950
09/2017	$11,076	$12,903	$12,275
10/2017	$11,244	$13,185	$12,374
11/2017	$11,447	$13,585	$12,793
12/2017	$11,632	$13,721	$12,951
01/2018	$12,028	$14,444	$13,248
02/2018	$11,418	$13,912	$12,596
03/2018	$11,367	$13,633	$12,627
04/2018	$11,381	$13,684	$12,689
05/2018	$11,613	$14,071	$12,827
06/2018	$11,577	$14,163	$12,931
07/2018	$11,855	$14,633	$13,282
08/2018	$12,179	$15,147	$13,463
09/2018	$12,169	$15,172	$13,357
10/2018	$10,845	$14,055	$12,394
11/2018	$11,087	$14,336	$12,692
12/2018	$9,796	$13,002	$11,359
01/2019	$10,823	$14,118	$12,529
02/2019	$11,293	$14,614	$12,927
03/2019	$11,231	$14,828	$12,992
04/2019	$11,629	$15,420	$13,420
05/2019	$11,182	$14,422	$12,558
06/2019	$11,768	$15,435	$13,407
07/2019	$11,897	$15,664	$13,518
08/2019	$11,886	$15,345	$13,041
09/2019	$12,020	$15,614	$13,571
10/2019	$12,042	$15,950	$13,644
11/2019	$12,466	$16,557	$14,007
12/2019	$12,800	$17,035	$14,433
01/2020	$12,744	$17,016	$14,153
02/2020	$11,727	$15,623	$12,751
03/2020	$9,191	$13,475	$9,857
04/2020	$10,477	$15,259	$11,173
05/2020	$11,062	$16,075	$11,691
06/2020	$10,921	$16,443	$11,823
07/2020	$11,395	$17,376	$12,381
08/2020	$11,916	$18,635	$12,872
09/2020	$11,577	$17,957	$12,580
10/2020	$11,659	$17,569	$12,697
11/2020	$13,526	$19,707	$14,480
12/2020	$14,186	$20,593	$15,150
01/2021	$13,916	$20,501	$15,115
02/2021	$14,823	$21,142	$16,286
03/2021	$15,645	$21,900	$17,127
04/2021	$16,516	$23,029	$17,955
05/2021	$16,717	$23,134	$18,310
06/2021	$16,652	$23,705	$18,097
07/2021	$16,594	$24,105	$18,209
08/2021	$16,867	$24,793	$18,599
09/2021	$16,243	$23,681	$17,914
10/2021	$16,925	$25,282	$18,868
11/2021	$16,347	$24,897	$18,294
12/2021	$17,265	$25,877	$19,443
01/2022	$16,418	$24,355	$18,613
02/2022	$16,725	$23,741	$18,526
03/2022	$16,621	$24,512	$19,089
04/2022	$15,695	$22,312	$17,955
05/2022	$16,185	$22,282	$18,300
06/2022	$14,782	$20,418	$16,288
07/2022	$15,810	$22,333	$17,690
08/2022	$15,388	$21,500	$17,148
09/2022	$14,038	$19,506	$15,485
10/2022	$15,043	$21,106	$16,948
11/2022	$16,193	$22,208	$18,019
12/2022	$15,445	$20,907	$17,104
01/2023	$16,304	$22,347	$18,485
02/2023	$15,994	$21,825	$17,893
03/2023	$15,654	$22,408	$17,330
04/2023	$15,847	$22,647	$17,331
05/2023	$15,329	$22,735	$16,562
06/2023	$16,273	$24,288	$17,998
07/2023	$16,443	$25,158	$18,782
08/2023	$16,242	$24,673	$18,117
09/2023	$15,568	$23,497	$17,196
10/2023	$15,065	$22,875	$16,344
11/2023	$16,598	$25,008	$17,885
12/2023	$18,003	$26,334	$19,278
01/2024	$17,902	$26,626	$18,933
02/2024	$19,342	$28,067	$19,837
03/2024	$20,082	$28,973	$20,864
04/2024	$18,933	$27,698	$19,772
05/2024	$19,221	$29,006	$20,482
06/2024	$19,073	$29,904	$20,154
07/2024	$20,023	$30,460	$21,372
08/2024	$20,272	$31,123	$21,775
09/2024	$20,888	$31,767	$22,185
10/2024	$21,051	$31,534	$21,906
11/2024	$23,146	$33,632	$23,519
12/2024	$21,382	$32,604	$21,798

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class N	18.77%	10.81%	7.90%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Previous Investment Adviser [Text Block]
AssetsNet		$ 243,208,181
Holdings Count | Holding		62
Advisory Fees Paid, Amount		$ 1,668,717
InvestmentCompanyPortfolioTurnover		109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$243,208,181
# of Portfolio Holdings (including overnight repurchase agreements)	62
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,668,717

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.6%
Insurance	3.0%
Construction Materials	3.0%
Real Estate Management & Development	3.0%
Specialty Retail	3.1%
Life Sciences Tools & Services	3.2%
Ground Transportation	3.6%
Industrial REITs	3.9%
Building Products	4.3%
Aerospace & Defense	4.9%
Electrical Equipment	4.9%
Machinery	4.9%
Semiconductors & Semiconductor Equipment	6.2%
Banks	6.3%
Capital Markets	6.5%
Hotels, Restaurants & Leisure	11.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Royal Caribbean Cruises Ltd.	5.2%
Marvell Technology, Inc.	5.1%
EastGroup Properties, Inc.	3.9%
Carnival Corp.	3.1%
Cushman & Wakefield PLC	3.0%
Vulcan Materials Co.	3.0%
Axon Enterprise, Inc.	2.8%
TechnipFMC PLC	2.8%
Tyler Technologies, Inc.	2.5%
XPO, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000069915
Shareholder Report [Line Items]
Fund Name		Vaughan Nelson Mid Cap Fund
Class Name		Class Y
Trading Symbol		VNVYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$98	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Industrials led by Axon Enterprise Inc.

•Selection in Consumer Discretionary also contributed to performance with Royal Caribbean Group leading.

•Selection within Utilities positively impacted performance thanks to strong returns from Vistra Corp.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was security selection within Real Estate with EastGroup Properties, Inc. as the weakest name.

•The portfolio’s overweight position and security selection within Information Technology negatively impacted performance. MongoDB, Inc. Class A hindered the sector the most.

• Selection within Financials detracted from performance with MSCI Inc. Class A being the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Consumer Discretionary, Industrials, and Information Technology while underweight Utilities, Health Care, Materials, Consumer Staples, Communication Services, Real Estate, Energy, and Financials.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Line Graph [Table Text Block]
	Class Y	Russell 3000® Index	Russell Midcap® Value Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,744	$9,722	$9,857
02/2015	$10,534	$10,285	$10,261
03/2015	$10,706	$10,180	$10,242
04/2015	$10,609	$10,226	$10,126
05/2015	$10,870	$10,368	$10,305
06/2015	$10,758	$10,194	$10,041
07/2015	$10,819	$10,365	$10,027
08/2015	$10,263	$9,739	$9,553
09/2015	$9,655	$9,455	$9,234
10/2015	$10,029	$10,202	$9,798
11/2015	$10,113	$10,258	$9,826
12/2015	$9,654	$10,048	$9,522
01/2016	$8,820	$9,481	$8,996
02/2016	$8,768	$9,478	$9,059
03/2016	$9,520	$10,145	$9,895
04/2016	$9,605	$10,208	$10,108
05/2016	$9,748	$10,391	$10,273
06/2016	$9,463	$10,412	$10,367
07/2016	$9,905	$10,825	$10,806
08/2016	$10,012	$10,853	$10,783
09/2016	$9,983	$10,870	$10,828
10/2016	$9,576	$10,635	$10,566
11/2016	$10,199	$11,111	$11,227
12/2016	$10,246	$11,327	$11,426
01/2017	$10,429	$11,541	$11,618
02/2017	$10,700	$11,970	$11,943
03/2017	$10,681	$11,978	$11,856
04/2017	$10,562	$12,105	$11,878
05/2017	$10,508	$12,229	$11,842
06/2017	$10,656	$12,339	$12,018
07/2017	$10,740	$12,572	$12,177
08/2017	$10,676	$12,596	$11,950
09/2017	$11,046	$12,903	$12,275
10/2017	$11,213	$13,185	$12,374
11/2017	$11,416	$13,585	$12,793
12/2017	$11,598	$13,721	$12,951
01/2018	$11,994	$14,444	$13,248
02/2018	$11,386	$13,912	$12,596
03/2018	$11,330	$13,633	$12,627
04/2018	$11,344	$13,684	$12,689
05/2018	$11,575	$14,071	$12,827
06/2018	$11,539	$14,163	$12,931
07/2018	$11,816	$14,633	$13,282
08/2018	$12,134	$15,147	$13,463
09/2018	$12,129	$15,172	$13,357
10/2018	$10,805	$14,055	$12,394
11/2018	$11,046	$14,336	$12,692
12/2018	$9,760	$13,002	$11,359
01/2019	$10,777	$14,118	$12,529
02/2019	$11,244	$14,614	$12,927
03/2019	$11,188	$14,828	$12,992
04/2019	$11,578	$15,420	$13,420
05/2019	$11,139	$14,422	$12,558
06/2019	$11,717	$15,435	$13,407
07/2019	$11,845	$15,664	$13,518
08/2019	$11,834	$15,345	$13,041
09/2019	$11,967	$15,614	$13,571
10/2019	$11,989	$15,950	$13,644
11/2019	$12,406	$16,557	$14,007
12/2019	$12,739	$17,035	$14,433
01/2020	$12,683	$17,016	$14,153
02/2020	$11,672	$15,623	$12,751
03/2020	$9,146	$13,475	$9,857
04/2020	$10,424	$15,259	$11,173
05/2020	$11,006	$16,075	$11,691
06/2020	$10,866	$16,443	$11,823
07/2020	$11,337	$17,376	$12,381
08/2020	$11,855	$18,635	$12,872
09/2020	$11,518	$17,957	$12,580
10/2020	$11,599	$17,569	$12,697
11/2020	$13,455	$19,707	$14,480
12/2020	$14,110	$20,593	$15,150
01/2021	$13,842	$20,501	$15,115
02/2021	$14,742	$21,142	$16,286
03/2021	$15,565	$21,900	$17,127
04/2021	$16,423	$23,029	$17,955
05/2021	$16,630	$23,134	$18,310
06/2021	$16,559	$23,705	$18,097
07/2021	$16,501	$24,105	$18,209
08/2021	$16,779	$24,793	$18,599
09/2021	$16,152	$23,681	$17,914
10/2021	$16,830	$25,282	$18,868
11/2021	$16,249	$24,897	$18,294
12/2021	$17,165	$25,877	$19,443
01/2022	$16,325	$24,355	$18,613
02/2022	$16,630	$23,741	$18,526
03/2022	$16,526	$24,512	$19,089
04/2022	$15,607	$22,312	$17,955
05/2022	$16,094	$22,282	$18,300
06/2022	$14,693	$20,418	$16,288
07/2022	$15,713	$22,333	$17,690
08/2022	$15,295	$21,500	$17,148
09/2022	$13,955	$19,506	$15,485
10/2022	$14,952	$21,106	$16,948
11/2022	$16,094	$22,208	$18,019
12/2022	$15,349	$20,907	$17,104
01/2023	$16,201	$22,347	$18,485
02/2023	$15,894	$21,825	$17,893
03/2023	$15,556	$22,408	$17,330
04/2023	$15,748	$22,647	$17,331
05/2023	$15,234	$22,735	$16,562
06/2023	$16,163	$24,288	$17,998
07/2023	$16,340	$25,158	$18,782
08/2023	$16,132	$24,673	$18,117
09/2023	$15,464	$23,497	$17,196
10/2023	$14,965	$22,875	$16,344
11/2023	$16,493	$25,008	$17,885
12/2023	$17,885	$26,334	$19,278
01/2024	$17,777	$26,626	$18,933
02/2024	$19,213	$28,067	$19,837
03/2024	$19,946	$28,973	$20,864
04/2024	$18,799	$27,698	$19,772
05/2024	$19,093	$29,006	$20,482
06/2024	$18,946	$29,904	$20,154
07/2024	$19,880	$30,460	$21,372
08/2024	$20,135	$31,123	$21,775
09/2024	$20,737	$31,767	$22,185
10/2024	$20,899	$31,534	$21,906
11/2024	$22,984	$33,632	$23,519
12/2024	$21,228	$32,604	$21,798

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Y	18.69%	10.75%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Previous Investment Adviser [Text Block]
AssetsNet		$ 243,208,181
Holdings Count | Holding		62
Advisory Fees Paid, Amount		$ 1,668,717
InvestmentCompanyPortfolioTurnover		109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$243,208,181
# of Portfolio Holdings (including overnight repurchase agreements)	62
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,668,717

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.6%
Insurance	3.0%
Construction Materials	3.0%
Real Estate Management & Development	3.0%
Specialty Retail	3.1%
Life Sciences Tools & Services	3.2%
Ground Transportation	3.6%
Industrial REITs	3.9%
Building Products	4.3%
Aerospace & Defense	4.9%
Electrical Equipment	4.9%
Machinery	4.9%
Semiconductors & Semiconductor Equipment	6.2%
Banks	6.3%
Capital Markets	6.5%
Hotels, Restaurants & Leisure	11.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Royal Caribbean Cruises Ltd.	5.2%
Marvell Technology, Inc.	5.1%
EastGroup Properties, Inc.	3.9%
Carnival Corp.	3.1%
Cushman & Wakefield PLC	3.0%
Vulcan Materials Co.	3.0%
Axon Enterprise, Inc.	2.8%
TechnipFMC PLC	2.8%
Tyler Technologies, Inc.	2.5%
XPO, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.